Income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended							36 Months Ended		48 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Income tax
Percentage of tax deduction to tax assessable profits as percentage of qualified R&D expenses				100.00%	75.00%	50.00%	50.00%
Deductible tax losses carry forwards	¥ 2,395,980									¥ 2,395,980
HONG KONG
Income tax
Statutory income tax rate	16.50%
CHINA
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%
CHINA | ZKH Industrial Supply
Income tax
Preferential income tax rate												15.00%
CHINA | Andanda
Income tax
Preferential income tax rate								15.00%		15.00%
CHINA | Kuntong
Income tax
Preferential income tax rate									15.00%		15.00%